UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

Edmund F. Murphy III

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.            REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West Templeton Global Bond Fund (Institutional and Initial Class)

Semi-Annual Report

June 30, 2015

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

 Summary of Investments by Country as of June 30, 2015

Country	Percentage of Fund Investments
Mexico	15.75%
South Korea	14.85
Malaysia	12.93
United States	12.11
Poland	6.67
Philippines	5.50
Brazil	5.24
Indonesia	4.93
Singapore	4.86
Hungary	4.66
Ukraine	3.47
Portugal	3.24
Serbia	1.89
Ireland	1.12
Peru	1.03
Slovenia	0.92
Lithuania	0.57
Iceland	0.26
Total	100.00%

 Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

 Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

 Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (1/01/15)	Ending Account Value (6/30/15)	Expenses Paid During Period (1/01/15 – 6/30/15)

Institutional Class
Actual	$1,000.00	$983.60	$1.59*

Hypothetical (5% return before expenses)	$1,000.00	$1,003.66	$4.71*

Initial Class
Actual	$1,000.00	$999.20	$6.40**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.46**

*Expenses are equal to the Fund’s annualized expense ratio of 0.95% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 61/365 days to reflect the share class’s inception date of May 1, 2015 through June 30, 2015.

**Expenses are equal to the Fund’s annualized expense ratio of 1.30% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

FOREIGN GOVERNMENT BONDS AND NOTES
	Brazil Letras do Tesouro Nacional(b)
1,700(c)	BRL, 0.00%, 01/01/2016	$510,682
4,280(c)	BRL, 0.00%, 07/01/2016	1,203,741
3,280(c)	BRL, 0.00%, 01/01/2017	866,217
1,870(c)	BRL, 0.00%, 01/01/2018	440,497
	Brazil Notas do Tesouro Nacional Series B, Index Linked(d)
898(c)	BRL, 6.00%, 08/15/2016	776,286
4,600(c)	BRL, 6.00%, 08/15/2018	3,956,700
660(c)	BRL, 6.00%, 05/15/2019	556,744
90(c)	BRL, 6.00%, 08/15/2020	76,893
1,300(c)	BRL, 6.00%, 08/15/2022	1,114,500
1,755(c)	BRL, 6.00%, 05/15/2023	1,476,771
250(c)	BRL, 6.00%, 08/15/2024	214,355
1,000(c)	BRL, 6.00%, 05/15/2045	851,464
	Brazil Notas do Tesouro Nacional Series F
9,120(c)	BRL, 10.00%, 01/01/2017	2,786,972
2,120(c)	BRL, 10.00%, 01/01/2019	629,965
650(c)	BRL, 10.00%, 01/01/2021	188,067
2,880(c)	BRL, 10.00%, 01/01/2023	816,143
	Financing of Infrastrucural Projects State Enterprise(e)
100,000	8.38%, 11/03/2017	48,750
200,000	7.40%, 04/20/2018	97,844
	Hungary Government Bond
15,530,000	HUF, 6.75%, 02/24/2017	59,519
443,280,000	HUF, 6.75%, 11/24/2017	1,755,253
181,800,000	HUF, 4.00%, 04/25/2018	674,989
361,750,000	HUF, 5.50%, 12/20/2018	1,413,623
141,880,000	HUF, 6.50%, 06/24/2019	573,962
26,690,000	HUF, 7.50%, 11/12/2020	114,976
60,440,000	HUF, 7.00%, 06/24/2022	257,087
53,650,000	HUF, 6.00%, 11/24/2023	218,847
39,480,000	HUF, 5.50%, 06/24/2025	157,166
	Hungary Government International Bond
35,000	EUR, 4.38%, 07/04/2017	41,528
1,260,000	4.13%, 02/19/2018	1,311,345
910,000	EUR, 5.75%, 06/11/2018	1,145,550
1,195,000	6.25%, 01/29/2020	1,338,400
1,100,000	EUR, 3.88%, 02/24/2020	1,345,746
1,310,000	6.38%, 03/29/2021	1,486,195
2,540,000	5.38%, 02/21/2023	2,747,518
710,000	Iceland Government International Bond(e)
	5.88%, 05/11/2022	801,682
	Indonesia Treasury Bond
23,750,000,000	IDR, 10.75%, 05/15/2016	1,834,810
75,638,000,000	IDR, 7.88%, 04/15/2019	5,623,644
10,000,000,000	IDR, 11.50%, 09/15/2019	834,573
25,793,000,000	IDR, 11.00%, 11/15/2020	2,156,735
4,591,000,000	IDR, 8.25%, 07/15/2021	343,360
3,510,000,000	IDR, 12.90%, 06/15/2022	325,188
25,322,000,000	IDR, 8.38%, 03/15/2024	1,900,055
418,000,000	IDR, 8.38%, 09/15/2026	31,303
2,400,000,000	IDR, 12.00%, 09/15/2026	225,724
1,705,000,000	IDR, 9.00%, 03/15/2029	134,789
18,670,000,000	IDR, 8.38%, 03/15/2034	1,396,843

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
42,000,000	Inter-American Development Bank
	MXP, 7.50%, 12/05/2024	$3,032,123
2,375,210	Ireland Government Bond
	EUR, 5.40%, 03/13/2025	3,526,670
	Korea Monetary Stabilization Bond
5,667,770,000	KRW, 2.80%, 08/02/2015	5,086,714
208,000,000	KRW, 2.81%, 10/02/2015	187,059
216,700,000	KRW, 2.13%, 10/08/2015	194,565
8,106,900,000	KRW, 2.90%, 12/02/2015	7,308,353
1,108,400,000	KRW, 1.52%, 12/15/2015(b)	986,783
290,870,000	KRW, 2.78%, 02/02/2016	262,582
4,607,700,000	KRW, 2.80%, 04/02/2016	4,167,955
164,000,000	KRW, 1.74%, 05/09/2016	147,182
3,330,900,000	KRW, 2.79%, 06/02/2016	3,018,121
3,451,600,000	KRW, 2.46%, 08/02/2016	3,121,435
2,398,900,000	KRW, 2.22%, 10/02/2016	2,165,214
1,122,400,000	KRW, 2.07%, 12/02/2016	1,011,865
237,300,000	KRW, 1.96%, 02/02/2017	213,678
	Korea Treasury Bond
348,000,000	KRW, 4.00%, 09/10/2015	313,452
9,585,290,000	KRW, 2.75%, 12/10/2015	8,637,578
133,800,000	KRW, 4.00%, 03/10/2016	121,933
4,110,600,000	KRW, 2.75%, 06/10/2016	3,724,049
3,453,840,000	KRW, 3.00%, 12/10/2016	3,154,594
	Lithuania Government International Bond
810,000	7.38%, 02/11/2020	962,523
730,000	6.13%, 03/09/2021(e)	840,121
	Malaysia Government Bond
19,980,000	MYR, 3.84%, 08/12/2015	5,300,467
18,326,000	MYR, 4.72%, 09/30/2015	4,875,250
29,090,000	MYR, 3.20%, 10/15/2015	7,718,680
14,796,000	MYR, 3.17%, 07/15/2016	3,926,971
4,940,000	MYR, 4.26%, 09/15/2016	1,326,455
3,800,000	MYR, 3.81%, 02/15/2017	1,017,782
10,490,000	MYR, 3.39%, 03/15/2017	2,792,898
	Mexican Bonos
1,653,630(f)	MXP, 8.00%, 12/17/2015	10,749,589
1,461,930(f)	MXP, 6.25%, 06/16/2016	9,547,549
1,795,680(f)	MXP, 7.25%, 12/15/2016	11,972,053
	Mexican Udibonos, Index Linked(d)
10,450(g)	MXP, 5.00%, 06/16/2016	367,746
10,480(g)	MXP, 3.50%, 12/14/2017	374,076
7,210(g)	MXP, 4.00%, 06/13/2019	262,223
5,670(g)	MXP, 2.50%, 12/10/2020	193,053
9,220,000	Peru Government Bond
	PEN, 7.84%, 08/12/2020	3,226,823
	Philippines Government Bond
119,250,000	PHP, 7.00%, 01/27/2016	2,708,607
594,740,000	PHP, 1.63%, 04/25/2016	13,102,165
1,710,000	PHP, 9.13%, 09/04/2016	40,662
	Poland Government Bond
3,448,000	PLN, 1.45%, 07/25/2015(b)	916,117
2,573,000	PLN, 6.25%, 10/24/2015	694,094
16,247,000	PLN, 1.57%, 01/25/2016(b)	4,282,657
15,460,000	PLN, 5.00%, 04/25/2016	4,219,840
20,040,000	PLN, 4.75%, 10/25/2016	5,530,885
4,072,000	PLN, 2.01%, 01/25/2017(h)	1,082,546
440,000	PLN, 4.75%, 04/25/2017	122,814
4,130,000	PLN, 2.01%, 01/25/2021(h)	1,083,136

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
2,600,000	Poland Government International Bond
	6.38%, 07/15/2019	$3,004,300
	Portugal Government International Bond
76,100	EUR, 5.65%, 02/15/2024	103,402
3,070,000	5.13%, 10/15/2024(e)	3,131,646
	Portugal Obrigacoes do Tesouro OT(e)
30,400	EUR, 4.95%, 10/25/2023	39,690
5,880,000	EUR, 3.88%, 02/15/2030	6,909,974
	Republic of Serbia(e)
410,000	5.25%, 11/21/2017	423,571
810,000	4.88%, 02/25/2020	817,614
4,190,000	7.25%, 09/28/2021	4,692,800
30,000	Singapore Government Bond
	SGD, 1.13%, 04/01/2016	22,310
	Slovenia Government International Bond(e)
1,370,000	5.50%, 10/26/2022	1,519,262
1,210,000	5.85%, 05/10/2023	1,369,055
	Ukraine Government International Bond(e)
100,000	EUR, 4.95%, 10/13/2015	57,415
860,000	6.25%, 06/17/2016	425,700
855,000	6.58%, 11/21/2016	423,225
5,860,000	9.25%, 07/24/2017	2,818,660
1,480,000	7.75%, 09/23/2020	728,900
3,280,000	7.95%, 02/23/2021	1,705,600
2,740,000	7.80%, 11/28/2022	1,411,100
6,100,000	7.50%, 04/17/2023	3,172,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 63.25% (Cost $254,780,479)		$229,258,912

SHORT TERM INVESTMENTS
Foreign Government Bonds and Notes — 13.73%
	Bank Negara Malaysia Monetary Notes
3,800,000	MYR, 2.87%, 07/16/2015	1,005,891
750,000	MYR, 2.98%, 08/04/2015	198,214
7,060,000	MYR, 2.99%, 08/11/2015	1,864,777
3,860,000	MYR, 3.00%, 08/18/2015	1,018,955
2,310,000	MYR, 3.02%, 09/08/2015	608,719
930,000	MYR, 3.03%, 09/22/2015	244,782
3,550,000	MYR, 3.03%, 10/01/2015	933,678
17,870,000	MYR, 3.04%, 10/27/2015	4,689,745
870,000	MYR, 3.05%, 11/03/2015	228,184
930,000	MYR, 3.01%, 11/12/2015	243,774
470,000	MYR, 3.02%, 11/24/2015	123,071
	Indonesia Treasury Bill
5,820,000,000	IDR, 6.14%, 01/07/2016	422,927
3,584,000,000	IDR, 6.20%, 02/04/2016	259,130
	Korea Monetary Stabilization Bond
919,800,000	KRW, 1.59%, 07/07/2015	824,348
208,000,000	KRW, 1.59%, 07/21/2015	186,301
109,480,000	KRW, 1.55%, 08/04/2015	98,003
698,400,000	KRW, 1.60%, 09/08/2015	624,199
707,500,000	KRW, 1.56%, 10/06/2015	631,626

Principal Amount(a)		Fair Value

Foreign Government Bonds and Notes — (continued)
66,800,000	KRW, 1.60%, 03/09/2016	$60,018
419,100,000	KRW, 1.53%, 06/09/2016	376,042
	Malaysia Treasury Bills
160,000	MYR, 2.45%, 07/10/2015	42,378
180,000	MYR, 2.69%, 07/24/2015	47,623
290,000	MYR, 2.81%, 07/24/2015	76,720
210,000	MYR, 2.97%, 07/31/2015	55,519
3,900,000	MYR, 2.94%, 08/14/2015	1,029,932
1,440,000	MYR, 2.94%, 09/04/2015	379,643
10,000	MYR, 3.03%, 09/04/2015	2,636
310,000	MYR, 3.04%, 09/11/2015	81,667
210,000	MYR, 3.01%, 09/25/2015	55,262
200,000	MYR, 3.02%, 10/09/2015	52,568
220,000	MYR, 3.01%, 10/23/2015	57,762
1,300,000	MYR, 3.09%, 12/11/2015	339,831
230,000	MYR, 3.12%, 01/22/2016	59,904
350,000	MYR, 3.14%, 03/18/2016	90,707
220,000	MYR, 3.15%, 04/29/2016	56,809
230,000	MYR, 3.19%, 05/27/2016	59,240
	Mexico Cetes
1,666,080(f)	MXP, 3.15%, 09/17/2015	1,052,829
1,044,670(f)	MXP, 3.29%, 09/24/2015	659,548
1,919,830(f)	MXP, 3.15%, 10/01/2015	1,211,725
568,570(f)	MXP, 3.18%, 10/15/2015	358,401
71,540(f)	MXP, 3.32%, 10/29/2015	45,020
666,360(f)	MXP, 3.24%, 11/12/2015	418,937
1,106,330(f)	MXP, 3.27%, 11/26/2015	694,607
2,024,100(f)	MXP, 3.27%, 12/10/2015	1,269,243
2,099,350(f)	MXP, 3.28%, 01/07/2016	1,313,131
745,690(f)	MXP, 3.32%, 02/04/2016	465,153
646,170(f)	MXP, 3.35%, 03/03/2016	401,951
5,668,230(f)	MXP, 3.39%, 03/31/2016	3,515,907
725,700(f)	MXP, 3.41%, 04/14/2016	449,488
1,663,550(f)	MXP, 3.56%, 04/28/2016	1,027,790
2,355,730(f)	MXP, 3.56%, 05/26/2016	1,451,532
2,707,550(f)	MXP, 3.60%, 06/23/2016	1,663,285
	Philippines Treasury Bills
440,000	PHP, 2.22%, 07/08/2015	9,754
7,400,000	PHP, 2.72%, 08/05/2015	163,678
2,630,000	PHP, 2.28%, 09/02/2015	58,100
16,490,000	PHP, 2.11%, 10/07/2015	363,649
5,140,000	PHP, 2.07%, 11/04/2015	113,166
12,740,000	PHP, 2.49%, 12/02/2015	279,595
9,920,000	PHP, 1.98%, 02/03/2016	217,428
9,390,000	PHP, 1.94%, 03/02/2016	205,549
	Singapore Treasury Bills
1,640,000	SGD, 0.44%, 07/03/2015	1,217,612
800,000	SGD, 0.60%, 07/10/2015	593,881
80,000	SGD, 0.66%, 07/20/2015	59,376
6,800,000	SGD, 0.71%, 07/31/2015	5,045,783
6,970,000	SGD, 0.75%, 08/14/2015	5,170,251
4,260,000	SGD, 0.77%, 08/21/2015	3,159,463
		49,786,417

U.S. Government Agency Bonds and Notes — 9.66%
35,000,000	Federal Home Loan Bank
	0.00%, 07/01/2015	35,000,000

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

TOTAL SHORT TERM INVESTMENTS — 23.39% (Cost $86,939,955)	$84,786,417

TOTAL INVESTMENTS — 86.64% (Cost $341,720,434)	$314,045,329

OTHER ASSETS & LIABILITIES, NET — 13.36%	$48,443,269

TOTAL NET ASSETS — 100.00%	$362,488,598

(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(c)	Principal amount is stated in 1,000 Brazilian Real Units.
(d)	Principal amount of security is adjusted for inflation.
(e)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At June 30, 2015, the aggregate cost and fair value of 144A securities was $38,864,988 and $31,434,609, respectively, representing 8.67% of net assets.
(f)	Principal amount is stated in 100 Mexican Peso Units.
(g)	Principal amount is stated in 100 Unidad de Inversion Units.
(h)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2015.

At June 30, 2015, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

UBS	USD	3,075,768	EUR	2,458,000	November 2015	$330,526
GS	USD	607,937	JPY	72,750,000	November 2015	11,870
JPM	USD	327,610	JPY	37,286,000	November 2015	22,120
MS	USD	2,503,218	EUR	2,001,000	November 2015	268,052
CIT	USD	3,571,957	EUR	2,893,391	November 2015	340,436
DB	USD	5,143,643	EUR	4,105,401	November 2015	558,619
BA	USD	6,580,000	EUR	5,288,858	November 2015	671,640
DB	USD	603,061	JPY	69,943,000	November 2015	29,928
JPM	USD	1,013,850	EUR	809,106	November 2015	110,192
HSB	USD	486,935	JPY	55,989,000	November 2015	28,167
BB	USD	2,088,673	EUR	1,672,468	November 2015	220,745
BB	USD	877,522	JPY	103,760,000	December 2015	26,631
JPM	USD	454,392	EUR	364,000	December 2015	47,602
HSB	USD	3,838,349	JPY	461,600,000	December 2015	53,479
CIT	USD	1,370,850	JPY	161,870,000	December 2015	43,424
MS	USD	38,856	EUR	31,000	December 2015	4,214
HSB	USD	303,637	EUR	246,482	December 2015	28,210
SAH	USD	362,332	JPY	42,690,000	January 2016	12,040
DB	USD	12,128,282	EUR	10,599,018	January 2016	270,732
JPM	USD	4,022,750	EUR	3,414,000	January 2016	204,203
CIT	USD	120,028	JPY	14,230,000	January 2016	3,263
BB	USD	1,539,364	EUR	1,303,000	January 2016	81,979
GS	USD	1,166,492	JPY	137,159,000	January 2016	40,884
DB	USD	1,207,418	JPY	142,613,441	January 2016	37,059
JPM	USD	1,805,713	JPY	212,145,000	January 2016	64,851
HSB	USD	829,954	JPY	97,119,132	January 2016	32,741
JPM	USD	5,677,796	JPY	665,493,000	February 2016	212,977
DB	USD	184,400	JPY	21,785,000	February 2016	5,420
BB	USD	3,328,988	JPY	391,350,000	February 2016	114,820
GS	USD	1,433,169	JPY	168,946,270	February 2016	45,708
GS	USD	646,848	EUR	563,000	February 2016	16,670

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

DB	USD	3,109,732	EUR	2,702,000	February 2016	$85,955
CIT	USD	782,197	EUR	681,000	February 2016	20,097
BA	USD	3,285,391	EUR	2,972,200	March 2016	(45,024)
JPM	USD	51,401	EUR	48,000	March 2016	(2,366)
CIT	USD	1,918,373	EUR	1,748,934	March 2016	(40,372)
BB	USD	595,279	JPY	70,490,000	April 2016	15,386
CIT	USD	325,166	EUR	293,000	April 2016	(3,230)
HSB	USD	728,732	EUR	683,934	April 2016	(38,025)
BB	USD	279,065	EUR	255,924	April 2016	(7,873)
DB	USD	820,734	EUR	757,953	April 2016	(28,895)
JPM	USD	1,072,752	EUR	1,003,563	April 2016	(52,227)
JPM	USD	528,996	JPY	62,827,000	May 2016	11,696
BA	USD	1,119,200	JPY	133,110,875	May 2016	23,231
JPM	USD	1,260,559	EUR	1,098,000	February 2016	31,544
HSB	USD	1,309,437	JPY	154,330,000	February 2016	41,926
BB	USD	3,440,052	EUR	3,022,356	February 2016	57,225
HSB	USD	392,008	JPY	46,600,000	March 2016	9,115
DB	USD	9,111,647	EUR	8,256,613	March 2016	(138,875)
HSB	USD	187,911	EUR	169,000	March 2016	(1,358)
MS	USD	316,225	JPY	38,040,000	March 2016	3,513
CIT	USD	1,175,754	JPY	141,415,000	March 2016	13,237
BB	USD	5,675,114	EUR	5,147,419	March 2016	(92,395)
MS	USD	525,056	EUR	479,000	March 2016	(11,406)
GS	USD	109,840	EUR	100,000	March 2016	(2,217)
JPM	PHP	12,070,000	USD	268,640	September 2015	(2,171)
DB	PLN	12,790,000	EUR	2,993,283	August 2015	(17,825)
DB	CLP	866,137,000	USD	1,413,294	July 2015	(60,957)
MS	CLP	1,203,630,000	USD	1,920,575	July 2015	(41,335)
JPM	CLP	60,820,000	USD	104,520	July 2015	(9,639)
DB	CLP	977,257,000	USD	1,613,566	August 2015	(92,145)
JPM	CLP	175,651,000	USD	293,350	August 2015	(19,918)
BB	CLP	118,300,000	USD	191,843	August 2015	(7,395)
CIT	CLP	57,199,000	USD	94,674	August 2015	(5,592)
JPM	CLP	321,020,000	USD	506,952	September 2015	(8,282)
BB	CLP	309,000,000	USD	494,717	September 2015	(14,245)
DB	CLP	966,726,000	USD	1,546,205	September 2015	(44,604)
MS	CLP	375,070,000	USD	590,163	September 2015	(7,969)
DB	CLP	131,449,000	USD	205,984	October 2015	(2,241)
BB	USD	2,004,216	EUR	1,782,997	May 2016	3,739
CIT	USD	1,127,492	JPY	133,314,600	May 2016	29,876
JPM	USD	1,567,232	EUR	1,375,392	May 2016	23,926
BB	USD	1,121,995	JPY	133,472,500	May 2016	23,049
HSB	USD	1,128,350	JPY	133,579,700	May 2016	28,522
BB	USD	1,261,677	JPY	156,670,000	June 2016	(29,031)
HSB	USD	3,297,573	EUR	2,908,836	June 2016	32,332
JPM	USD	1,785,457	JPY	219,790,000	June 2016	(25,449)
CIT	USD	3,220,304	JPY	398,324,000	June 2016	(61,223)
HSB	USD	1,345,944	JPY	166,850,000	June 2016	(28,631)
CIT	USD	1,071,835	AUD	1,408,900	June 2016	4,160
DB	USD	1,095,089	EUR	963,700	June 2016	13,086
CIT	CLP	205,770,000	USD	325,802	July 2015	(4,184)
MS	CLP	390,000,000	USD	639,030	August 2015	(31,404)
JPM	INR	42,022,000	USD	662,218	July 2015	(3,705)
HSB	INR	100,352,250	USD	1,543,033	August 2015	24,970
DB	INR	18,240,442	USD	279,066	September 2015	3,996
HSB	INR	808,236,250	USD	12,362,551	October 2015	155,447
JPM	KRW	9,272,549,000	USD	8,424,995	February 2016	(169,816)
HSB	MYR	490,000	USD	131,406	September 2015	(1,930)
HSB	MYR	1,758,089	USD	526,407	October 2015	(62,778)

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

JPM	MYR	1,886,213	USD	497,800	December 2015	$(2,489)
DB	MYR	2,083,735	USD	547,919	April 2016	(5,526)
JPM	MYR	4,135,000	USD	1,074,584	June 2016	(2,889)
HSB	SGD	1,876,300	USD	1,411,411	September 2015	(19,852)
JPM	SGD	542,000	USD	402,794	December 2015	(1,261)
HSB	USD	412,474	JPY	47,880,000	July 2015	21,086
BB	USD	191,220	EUR	140,000	July 2015	35,137
BB	USD	888,790	JPY	90,170,000	July 2015	151,458
HSB	USD	956,864	EUR	713,000	August 2015	161,878
CIT	USD	1,503,297	JPY	162,572,000	August 2015	173,681
CIT	USD	187,293	EUR	140,049	August 2015	31,127
JPM	USD	2,072,119	EUR	1,550,435	August 2015	343,106
DB	USD	2,091,365	EUR	1,606,700	September 2015	298,717
HSB	USD	165,651	EUR	130,000	September 2015	20,576
BB	USD	1,803,912	JPY	193,530,000	October 2015	219,262
BA	USD	1,124,889	JPY	133,511,950	November 2015	30,855
GS	USD	1,719,498	EUR	1,528,816	November 2015	11,941
JPM	USD	3,266,668	AUD	4,061,000	November 2015	158,612
MS	USD	248,528	JPY	28,500,000	November 2015	15,002
CIT	USD	535,907	AUD	698,900	December 2015	1,868
DB	USD	2,298,237	JPY	268,480,000	December 2015	96,597
DB	USD	2,387,935	EUR	1,912,771	December 2015	250,335
CIT	USD	2,409,361	EUR	2,104,547	January 2016	54,948
BB	USD	2,069,315	JPY	243,130,000	January 2016	74,259
HSB	USD	919,949	EUR	810,000	February 2016	13,464
SAH	USD	1,782,130	JPY	207,930,000	February 2016	74,806
BA	USD	274,059	EUR	240,017	February 2016	5,340
CIT	USD	1,559,640	JPY	184,376,000	February 2016	45,476
SAH	USD	626,776	EUR	551,000	February 2016	10,046
BB	USD	1,990,284	JPY	236,853,110	March 2016	43,571
DB	USD	474,015	JPY	56,915,000	March 2016	6,114
JPM	USD	832,085	JPY	98,600,000	March 2016	21,949
SAH	USD	1,237,083	EUR	1,134,000	April 2016	(34,410)
CIT	USD	102,960	JPY	12,300,000	April 2016	1,786
JPM	USD	779,367	JPY	91,900,000	April 2016	23,281
DB	USD	136,703	EUR	122,000	May 2016	(195)
BB	USD	98,556	EUR	85,822	June 2016	2,179
DB	USD	2,649,961	JPY	324,250,000	June 2016	(22,091)
JPM	USD	11,840,098	AUD	15,612,000	June 2016	10,024
MS	PLN	1,341,000	EUR	322,770	July 2015	(4,948)
JPM	SGD	3,186,600	USD	2,377,459	July 2015	(12,533)
HSB	SGD	1,287,000	USD	950,227	August 2015	4,678
MS	SGD	2,113,440	USD	1,552,060	August 2015	15,813
DB	SGD	2,264,000	USD	1,666,315	August 2015	13,407
JPM	SGD	4,710,825	USD	3,537,187	November 2015	(45,810)
HSB	SGD	656,000	USD	486,023	December 2015	(84)
GS	USD	491,091	EUR	364,000	July 2015	85,266
DB	USD	805,303	EUR	596,000	July 2015	140,824
CIT	USD	1,281,590	JPY	129,520,000	July 2015	222,625
CIT	USD	227,995	EUR	169,019	July 2015	39,555
JPM	USD	959,944	EUR	714,000	July 2015	163,889
JPM	USD	2,665,656	JPY	269,500,000	July 2015	462,162
SAH	USD	513,507	JPY	59,860,000	July 2015	24,190
DB	USD	635,164	JPY	73,860,000	July 2015	31,327
SAH	USD	1,190,486	EUR	1,048,692	August 2015	20,834
GS	USD	259,149	EUR	193,000	August 2015	43,931
JPM	INR	4,324,000	USD	67,030	August 2015	520
DB	INR	9,881,000	USD	152,105	August 2015	2,001
JPM	INR	13,318,000	USD	204,987	September 2015	2,198

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

CIT	INR	4,940,000	USD	75,454	September 2015	$1,387
JPM	INR	35,283,000	USD	543,930	October 2015	436
DB	INR	25,588,500	USD	393,125	November 2015	906
HSB	KRW	2,603,500,000	USD	2,500,000	July 2015	(173,162)
CIT	MXP	12,160,800	USD	769,880	March 2016	(11,285)
DB	USD	795,591	EUR	594,845	August 2015	132,230
MS	USD	159,376	EUR	123,000	August 2015	22,210
UBS	USD	958,188	EUR	714,000	August 2015	162,087
BB	USD	1,502,737	JPY	154,714,000	August 2015	237,254
HSB	USD	3,053,580	JPY	314,252,000	August 2015	483,146
DB	USD	1,803,571	JPY	184,977,000	August 2015	290,593
JPM	USD	3,020,389	JPY	318,426,000	August 2015	415,774
SAH	USD	493,817	JPY	58,884,000	August 2015	12,160
BB	USD	1,390,835	EUR	1,037,648	August 2015	233,727
JPM	USD	3,825,234	EUR	2,940,000	September 2015	545,471
JPM	USD	129,295	JPY	14,034,000	September 2015	14,424
BB	USD	461,007	EUR	358,437	September 2015	61,037
CIT	USD	52,204	EUR	40,478	September 2015	7,035
JPM	USD	8,044,612	EUR	6,296,000	October 2015	1,016,703
HSB	USD	2,457,598	JPY	264,800,000	October 2015	289,711
BB	USD	7,906,368	EUR	6,195,881	October 2015	989,985
DB	USD	5,702,715	EUR	4,577,310	October 2015	593,353
DB	USD	1,228,510	JPY	132,200,000	October 2015	146,107
JPM	USD	6,392,179	JPY	688,575,000	October 2015	754,786
HSB	USD	2,723,328	EUR	2,255,000	October 2015	206,024
SAH	USD	784,586	JPY	92,181,500	November 2015	29,289
CIT	USD	3,234,292	JPY	376,740,958	November 2015	147,307
HSB	MXP	25,646,790	USD	1,612,397	March 2016	(11,571)
HSB	MXP	25,158,965	USD	1,626,938	May 2016	(65,066)
CIT	MXP	7,203,140	USD	452,956	June 2016	(6,376)
DB	MYR	848,500	USD	238,337	July 2015	(13,261)
JPM	MYR	2,745,600	USD	782,175	July 2015	(53,107)
HSB	MYR	6,929,296	USD	2,093,584	August 2015	(254,208)
DB	MYR	877,000	USD	263,182	October 2015	(31,945)
JPM	MYR	9,235,963	USD	2,494,805	October 2015	(56,179)
DB	MYR	654,360	USD	191,468	November 2015	(19,278)
HSB	MYR	3,223,000	USD	938,225	November 2015	(90,374)
HSB	MYR	3,600,000	USD	950,520	December 2015	(5,807)
JPM	MYR	591,000	USD	159,740	January 2016	(4,900)
HSB	MYR	400,000	USD	106,975	April 2016	(2,805)
JPM	MYR	8,842,397	USD	2,400,672	May 2016	(102,631)
JPM	MYR	2,580,500	USD	662,839	July 2016	5,506
JPM	PHP	26,230,000	USD	572,398	June 2016	441
JPM	HUF	198,959,000	EUR	632,055	September 2015	(12,755)
JPM	IDR	23,720,000,000	AUD	2,107,091	May 2016	(60,587)
DB	INR	108,037,558	USD	1,698,122	July 2015	(4,957)

					Net Appreciation	$12,726,946

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

At June 30, 2015, the Fund held the following outstanding interest rate swaps:

Pay/Receive Floating Rate	Fixed Rate	Floating Rate	Notional Value	Expiration Date	Net Unrealized Appreciation/ (Depreciation)

Receive	2.79%	3-month USD BBA LIBOR	$8,350,000	March 31, 2024	$(306,403)

Receive	1.99%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	117,655

Receive	1.98%	3-month USD BBA LIBOR	3,050,000	March 27, 2025	119,618

Receive	3.49%	3-month USD BBA LIBOR	3,970,000	March 31, 2044	(449,962)

Receive	1.94%	3-month USD BBA LIBOR	1,350,000	January 30, 2025	55,027

Receive	1.97%	3-month USD BBA LIBOR	10,820,000	January 23, 2025	412,538

Receive	1.82%	3-month USD BBA LIBOR	2,130,000	February 3, 2025	110,381

Receive	1.94%	3-month USD BBA LIBOR	1,600,000	January 29, 2025	65,772

Receive	1.97%	3-month USD BBA LIBOR	6,380,000	January 27, 2025	242,078

Receive	1.91%	3-month USD BBA LIBOR	8,650,000	January 22, 2025	371,062

Receive	0.93%	3-month USD BBA LIBOR	19,310,000	October 17, 2017	34,007

Receive	2.73%	3-month USD BBA LIBOR	3,630,000	July 7, 2024	(111,461)
				Net Appreciation	$ 660,312

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXP	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
USD	U.S. Dollar
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup Global Markets
DB	Deutsche Bank
GS	Goldman Sachs
HSB	HSBC Bank USA
JPM	JP Morgan Chase & Co
MS	Morgan Stanley
SAH	Standard Chartered Bank
UBS	UBS AG

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Schedule of Investments

As of June 30, 2015 (Unaudited)

Summary of Investments by Country as of June 30, 2015.

Country		Fair Value	Percentage of Fund Investments

Mexico	$	49,464,836	15.75%
South Korea		46,623,649	14.85
Malaysia		40,606,494	12.93
United States		38,032,123	12.11
Poland		20,936,389	6.67
Philippines		17,262,353	5.50
Brazil		16,465,997	5.24
Indonesia		15,489,081	4.93
Singapore		15,268,676	4.86
Hungary		14,641,704	4.66
Ukraine		10,889,194	3.47
Portugal		10,184,712	3.24
Serbia		5,933,985	1.89
Ireland		3,526,670	1.12
Peru		3,226,823	1.03
Slovenia		2,888,317	0.92
Lithuania		1,802,644	0.57
Iceland		801,682	0.26

Total	$	314,045,329	100.00%

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of June 30, 2015 (Unaudited)

Great-West Templeton Global Bond Fund

ASSETS:
Investments in securities, fair value(a)	$314,045,329
Cash	26,050,939
Cash denominated in foreign currencies, fair value(b)	6,117,398
Subscriptions receivable	93,237
Receivable for investments sold	1,112
Variation margin on centrally cleared interest rate swaps	3,461,880
Unrealized appreciation on forward foreign currency contracts	16,036,160
Interest receivable	2,232,063

Total Assets	368,038,118

LIABILITIES:
Payable to investment adviser	303,137
Payable for administrative services fees	25,131
Redemptions payable	1,381,656
Payable for investments purchased	530,382
Unrealized depreciation on forward foreign currency contracts	3,309,214

Total Liabilities	5,549,520

NET ASSETS	$362,488,598

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,851,527
Paid-in capital in excess of par	367,949,353
Net unrealized depreciation	(14,346,400)
(Overdistributed) net investment income	(8,227,353)
Accumulated net realized gain	13,261,471

NET ASSETS	$362,488,598

NET ASSETS BY CLASS
Initial Class	$81,090,514

Institutional Class	$281,398,084

CAPITAL STOCK:
Authorized
Initial Class	70,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	9,213,276
Institutional Class	29,301,990

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$8.80

Institutional Class	$9.60

(a) Cost of investments	$341,720,434
(b) Cost of cash denominated in foreign currencies	$6,175,951

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Operations

For the period ended June 30, 2015 (Unaudited)

Great-West Templeton Global Bond Fund

INVESTMENT INCOME:
Interest	$10,894,296
Income from securities lending	2,506
Foreign withholding tax	(278,284)

Total Income	10,618,518

EXPENSES:
Management fees	2,158,949
Administrative services fees - Initial Class	48,276

Total Expenses	2,207,225

NET INVESTMENT INCOME	8,411,293

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(6,397,297)
Net realized gain on forward foreign currency contracts	18,102,784

Net Realized Gain	11,705,487

Net change in unrealized depreciation on investments and foreign currency translations	(17,337,520)
Net change in unrealized appreciation on interest rate swaps	1,730,032
Net change in unrealized depreciation on forward foreign currency contracts	(5,004,619)

Net Change in Unrealized Depreciation	(20,612,107)

Net Realized and Unrealized Loss	(8,906,620)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(495,327)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the period ended June 30, 2015 and fiscal year ended December 31, 2014

	2015 (Unaudited)	2014
Great-West Templeton Global Bond Fund

OPERATIONS:
Net investment income	$8,411,293	$7,058,098
Net realized gain	11,705,487	7,326,540
Net change in unrealized depreciation	(20,612,107)	(14,298,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	(495,327)	85,726

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,104,982)	(17,711,753)
Institutional Class	(6,738,146)	N/A

From net investment income	(8,843,128)	(17,711,753)

From net realized gains
Initial Class	–	(4,779,037)

From net realized gains	0	(4,779,037)

Total Distributions	(8,843,128)	(22,490,790)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	40,936,262	103,583,244
Institutional Class	298,021,635	N/A
Shares issued in reinvestment of distributions
Initial Class	2,104,982	22,490,790
Institutional Class	6,738,146	N/A
Shares redeemed
Initial Class	(348,124,645)	(68,746,543)
Institutional Class	(12,084,281)	N/A

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,407,901)	57,327,491

Total Increase (Decrease) in Net Assets	(21,746,356)	34,922,427

NET ASSETS:
Beginning of period	384,234,954	349,312,527

End of period(a)	$362,488,598	$384,234,954

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	4,518,622	10,796,254
Institutional Class	29,837,217	N/A
Shares issued in reinvestment of distributions
Initial Class	239,747	2,438,262
Institutional Class	704,091	N/A
Shares redeemed
Initial Class	(38,075,720)	(7,165,819)
Institutional Class	(1,239,318)	N/A

Net Increase (Decrease)	(4,015,361)	6,068,697

(a) Including (overdistributed) net investment income	$(8,227,353)	$(7,795,518)

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

					Fiscal Years Ended December 31,
	Period Ended June 30, 2015 (Unaudited)		2014		2013		2012		2011	2010
Great-West Templeton Global Bond Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$9.03		$9.58		$9.75		$9.04		$9.74	$9.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.08	(a)	0.18	(a)	0.14	(a)	0.23	(a)	0.47	0.29
Net realized and unrealized gain (loss)	(0.08)		(0.17)		(0.09)		1.08		(0.62)	0.69

Total From Investment Operations	0.00		0.01		0.05		1.31		(0.15)	0.98

LESS DISTRIBUTIONS:
From net investment income	(0.23)		(0.44)		(0.15)		(0.51)		(0.52)	(0.23)
From net realized gains	–		(0.12)		(0.07)		(0.09)		(0.03)	(0.03)

Total Distributions	(0.23)		(0.56)		(0.22)		(0.60)		(0.55)	(0.26)

NET ASSET VALUE, END OF PERIOD	$8.80		$9.03		$9.58		$9.75		$9.04	$9.74

TOTAL RETURN(b)	(0.08%)	(c)	0.15%		0.55%		14.76%		(1.63%)	10.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$81,091		$384,235		$349,313		$279,326		$219,002	$219,031
Ratio of expenses to average net assets	1.30%	(d)	1.30%		1.30%		1.30%		1.30%	1.30%
Ratio of net investment income to average net assets	1.78%	(d)	1.89%		1.45%		2.44%		2.69%	2.86%
Portfolio turnover rate(e)	19%	(c)	28%		34%		32%		36%	22%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Not annualized for periods less than one full year.
(d)	Annualized.
(e)	Portfolio turnover is calculated at the Fund level.

 See Notes to Financial Statements.

 Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

Period Ended June 30, 2015 (Unaudited) (a)
Great-West Templeton Global Bond Fund - Institutional Class

NET ASSET VALUE, BEGINNING OF PERIOD	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.21
Net realized and unrealized loss	(0.37)

Total From Investment Operations	(0.16)

LESS DISTRIBUTIONS:
From net investment income	(0.24)

Total Distributions	(0.24)

NET ASSETS VALUE, END OF PERIOD	$9.60

TOTAL RETURN(c)	(1.64%)	(d)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$281,398
Ratio of expenses to average net assets	0.95%	(e)
Ratio of net investment income to average net assets	12.75%	(e)
Portfolio turnover rate(f)	19%	(d)

(a)	Institutional Class inception date was May 1, 2015.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Not annualized for periods less than one full year.
(e)	Annualized.
(f)	Portfolio turnover is calculated at the Fund level.

  See Notes to Financial Statements.

  Semi-Annual Report - June 30, 2015

GREAT-WEST FUNDS, INC.

GREAT-WEST TEMPLETON GLOBAL BOND FUND

Notes to Financial Statements

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West Templeton Global Bond Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek current income with capital appreciation and growth of income. The Fund is non-diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. The Institutional Class shares were capitalized on May 1, 2015. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of Accounting Standards Codification (ASC) Topic 946. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which the investment adviser has concluded approximates fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary

  Semi-Annual Report - June 30, 2015

sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Foreign Government Bonds and Notes

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.

Short Term Investments	Maturity date, credit quality and interest rates.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Interest Rate Swaps	Interest rate curves, LIBOR curves, reported trades and swap curves.

The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2015, 100% of the Fund’s investments are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

  Semi-Annual Report - June 30, 2015

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes and Distributions to Shareholders

The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.

Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments and foreign currency reclassifications.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2015 were as follows:

Federal tax cost of investments	$341,720,434

Gross unrealized appreciation on investments	3,938,009
Gross unrealized depreciation on investments	(31,613,114)

Net unrealized depreciation on investments	$(27,675,105)

Application of Recent Accounting Pronouncements

In June 2014, the Financial Accounting Standards Board issued ASU No. 2014-11, “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (ASU No. 2014-11). ASU No. 2014-11 amends the accounting for entities that enter into repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings. ASU No. 2014-11 requires new footnote disclosures for repurchase agreements and securities lending transactions accounted for

  Semi-Annual Report - June 30, 2015

as secured borrowings. The accounting changes in ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014. The disclosure for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions accounted for as secured borrowings is required to be presented for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Fund adopted ASU No. 2014-11 for its fiscal year beginning January 1, 2015. The adoption of ASU No. 2014-11 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. At this time, the Fund is evaluating the impact, if any, of ASU No. 2015-07 on the financial statements and related disclosures.

2.  RISK EXPOSURES

The Fund’s investment objective allows the Fund to enter into various types of derivative contracts, including forward foreign currency contracts and interest rate swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund’s investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:

Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.

Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties. These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements at pre-arranged exposure levels. Collateral or margin requirements are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.

Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

  Semi-Annual Report - June 30, 2015

Forward Foreign Currency Contracts

The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $330,579,156 in forward contracts for the reporting period.

Interest Rate Swaps

The Fund enters into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified notional amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps).

Centrally cleared interest rate swaps are reported in a table following the Schedule of Investments. For centrally cleared interest rate swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared interest rate swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as income.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate. Barring swap counterparty default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that the Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap. The Fund held an average notional value of $60,307,143 in interest rate swaps for the reporting period.

Valuation of derivative investments as of June 30, 2015 is as follows:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Interest rate contracts (swaps)	Net unrealized appreciation	$660,312(a)

Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$16,036,160	Unrealized depreciation on forward foreign currency contracts	$3,309,214

(a) Includes cumulative appreciation of interest rate swaps as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

  Semi-Annual Report - June 30, 2015

The effect of derivative investments for the period ended June 30, 2015 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)

Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value

Interest rate contracts (swaps)			Net change in unrealized appreciation on interest rate swaps	$1,730,032

Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$18,102,784	Net change in unrealized depreciation on forward foreign currency contracts	$(5,004,619)

Concentration of Risk

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

3.  OFFSETTING ASSETS AND LIABILITIES

The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund’s financial investments that are subject to an enforceable master netting arrangement at June 30, 2015.

Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received/ (Pledged) (b)	Net Amount
Derivative Assets (forward contracts)	$ 16,036,160	$ (3,309,214)	$ -	$ -	$ 12,726,946

Derivative Liabilities (forward contracts)	$ 3,309,214	$ (3,309,214)	$ -	$ -	$ -

(a)	OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to centrally cleared swaps are excluded from these reported amounts.

(b)	Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received/(pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective May 1, 2015, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.95% of the average daily net assets of the Fund. Prior to May 1, 2015, the Adviser received monthly compensation at the annual rate of 1.30% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Franklin Advisers, Inc. The Fund is not responsible for payment of the sub-advisory fees.

Effective May 1, 2015, Great-West Funds entered into an Administrative Services Agreement with GWL&A. Pursuant to the Administrative Services Agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

  Semi-Annual Report - June 30, 2015

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $161,250 for the period ended June 30, 2015.

5. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $51,183,744 and $41,487,045, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. The Fund had no securities on loan as of June 30, 2015.

7. INDEMNIFICATIONS

The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2015 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Company, GWCM and Franklin Advisers, Inc. (the “Sub-Adviser”).

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Templeton Global Bond Fund (the “Fund”) in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.

On March 25, 2015, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses.

The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.

Investment Performance

The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against its benchmark index and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2014. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.

The Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2014, the Fund was in the third, first, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) and it outperformed its benchmark index for the same periods. Accordingly, the Board determined that it was satisfied with the investment performance of the Fund.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, (ii) the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM currently pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and (iii) the Fund’s total expense ratio including and excluding the administrative services fees GWCM currently pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.

Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the fourth quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and greater than the average and median of its peer group and peer universe. The Board considered that the size of the Fund may contribute to the high expenses as the Fund is not benefiting from economies of scale.

The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information regarding the fees charged by the Sub-Adviser to separate accounts and other products managed by the Sub-Adviser in the same investment style as the Fund and noted that any fees charged by the Sub-Adviser to these other accounts were competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements from GWCM and the Sub-Adviser and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. The Board also considered the Sub-Adviser’s representation that profits related to the Fund versus other advisory accounts could not be itemized because management and personnel time and services are not allocated among the various types of accounts and noted that, since the agreement with the Sub-Adviser is arm’s length, such information regarding the Sub-Adviser was not relevant to its consideration of the continuation of the Sub-Advisory Agreement. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.

Other Factors

The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.

Conclusion

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.  CODE OF ETHICS.

Not required in filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b)            A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III
President and Chief Executive Officer

Date:	August 25, 2015

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	August 25, 2015